Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 443,653	Royalties	UNITED STATES	snj:US-OK	Oklahoma Federal Government Office of Natural Resource Revenue [Member]	Oklahoma Office of Natural Resource Revenue [Member]	natural gas [Member]	Well
#: 2
	$ 68,188	Fees	UNITED STATES	snj:US-OK	Oklahoma Federal Government Office of Natural Resource Revenue [Member]	Oklahoma Office of Natural Resource Revenue [Member]	natural gas [Member]	Well